Acquisition of Clear RF LLC (Details) - Schedule of total acquisition consideration (Parentheticals)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of total acquisition consideration [Abstract]
Fair value of shares | shares	23,949
Fair value of per share | $ / shares	$ 8.14